Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Risk-free interest rate	3.45%	3.06%	2.20%
Expected dividend yield	0.00%	0.00%	0.00%
Share price volatility	70.00%	68.00%	67.00%
Expected forfeiture rate	12.20%	4.70%	2.50%
Expected life in years	5	5	5